Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment, Net
Property and equipment, net movement for the years ended December 31, 2022 and 2021, respectively are as follows (in USD thousands):

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2022	$3,260	$1,116	$1,855	$1,007	$7,238
Additions	2,895	480	147	222	3,744
Disposals	—	—	(319)	(113)	(432)
Currency Translation Adjustment	27	30	(50)	(8)	(1)
December 31, 2022	$6,182	$1,626	$1,633	$1,108	$10,549

Accumulated depreciation
January 1, 2022	$(570)	$(418)	$(1,228)	$(359)	$(2,575)
Additions	(588)	(224)	(273)	(206)	(1,291)
Disposals	—	—	319	113	432
Currency Translation Adjustment	(7)	(23)	39	5	14
December 31, 2022	$(1,165)	$(665)	$(1,143)	$(447)	$(3,420)
Net book value at December 31, 2022	$5,017	$961	$490	$661	$7,129

	Leasehold improvements	Machinery and equipment	Computer hardware	Furniture and fixtures	Total
January 1, 2021	$890	$615	$1,799	$623	$3,927
Additions	2,447	608	421	420	3,896
Disposals	(49)	(85)	(294)	(31)	(459)
Currency Translation Adjustment	(28)	(22)	(71)	(5)	(126)
December 31, 2021	$3,260	$1,116	$1,855	$1,007	$7,238

Accumulated depreciation
January 1, 2021	$(258)	$(398)	$(1,230)	$(269)	$(2,155)
Additions	(352)	(119)	(341)	(130)	(942)
Disposals	29	85	292	31	437
Currency Translation Adjustment	11	14	51	9	85
December 31, 2021	$(570)	$(418)	$(1,228)	$(359)	$(2,575)
Net book value at December 31, 2021	$2,690	$698	$627	$648	$4,663